Loans (Details 8) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loans	$ 5,715,556	$ 4,959,573
Past Due Balances [Member]
Loans	0	0
Current Loan [Member]
Loans	5,715,556	4,958,773
Delinquent Loan [Member]
Loans	0	800
Days (91-120) [Member]
Loans	0	0
Days (121-150) [Member]
Loans	0	0
Days (151-180) [Member]
Loans	0	0
Days (Greater Than 180) [Member]
Loans	0	0
Corporation [Member]
Loans	2,741,251	2,322,413
Corporation [Member] | Past Due Balances [Member]
Loans	0	0
Corporation [Member] | Current Loan [Member]
Loans	2,741,251	2,322,413
Corporation [Member] | Delinquent Loan [Member]
Loans	0	0
Corporation [Member] | Days (91-120) [Member]
Loans	0	0
Corporation [Member] | Days (121-150) [Member]
Loans	0	0
Corporation [Member] | Days (151-180) [Member]
Loans	0	0
Corporation [Member] | Days (Greater Than 180) [Member]
Loans	0	0
Banking and Financial Institutions [Member]
Loans	2,192,023	2,164,163
Banking and Financial Institutions [Member] | Past Due Balances [Member]
Loans	0	0
Banking and Financial Institutions [Member] | Current Loan [Member]
Loans	2,192,023	2,164,163
Banking and Financial Institutions [Member] | Delinquent Loan [Member]
Loans	0	0
Banking and Financial Institutions [Member] | Days (91-120) [Member]
Loans	0	0
Banking and Financial Institutions [Member] | Days (121-150) [Member]
Loans	0	0
Banking and Financial Institutions [Member] | Days (151-180) [Member]
Loans	0	0
Banking and Financial Institutions [Member] | Days (Greater Than 180) [Member]
Loans	0	0
Middle Market Companies [Member]
Loans	681,912	445,731
Middle Market Companies [Member] | Past Due Balances [Member]
Loans	0	0
Middle Market Companies [Member] | Current Loan [Member]
Loans	681,912	444,931
Middle Market Companies [Member] | Delinquent Loan [Member]
Loans	0	800
Middle Market Companies [Member] | Days (91-120) [Member]
Loans	0	0
Middle Market Companies [Member] | Days (121-150) [Member]
Loans	0	0
Middle Market Companies [Member] | Days (151-180) [Member]
Loans	0	0
Middle Market Companies [Member] | Days (Greater Than 180) [Member]
Loans	0	0
Sovereign [Member]
Loans	100,370	27,266
Sovereign [Member] | Past Due Balances [Member]
Loans	0	0
Sovereign [Member] | Current Loan [Member]
Loans	100,370	27,266
Sovereign [Member] | Delinquent Loan [Member]
Loans	0	0
Sovereign [Member] | Days (91-120) [Member]
Loans	0	0
Sovereign [Member] | Days (121-150) [Member]
Loans	0	0
Sovereign [Member] | Days (151-180) [Member]
Loans	0	0
Sovereign [Member] | Days (Greater Than 180) [Member]
Loans	$ 0	$ 0